Investments in Affiliates	6 Months Ended
Jun. 30, 2025
Investments in Affiliates
Investments in Affiliates

3     Investments in Affiliates

In March 2023, we invested $4.3 million in the common shares of a newly established company, Carbon Termination Technologies Corporation (“CTTC”), incorporated in the Republic of the Marshall Islands, that engages in research and development of decarbonization technologies for the shipping industry. This investment represents a 49% ownership interest which is recorded in our books under equity method of accounting. In 2024 and 2025, the Company has provided CTTC with additional funding of $2.1 million in the form of a loan which bears interest at a rate of SOFR plus a margin of 2.0% and has a maturity date as of December 31, 2025. The Company’s share of CTTC’s initial expenses amounted to $0.6 million and $0.2 million for the six months ended June 30, 2025 and June 30, 2024, respectively, and is presented in the consolidated statements of income under “Equity loss on investments”.